Senior and Other Debt - Schedule of Senior and Other Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Senior and other debt consisted
Senior and other debt	$ 210,937	$ 174,092	$ 136,589
Anz Credit Facility
Senior and other debt consisted
Senior and other debt		95,759	63,113
PNC Credit Facility
Senior and other debt consisted
Senior and other debt		62,201	56,689
Laminar Note
Senior and other debt consisted
Senior and other debt		15,000	15,000
Other
Senior and other debt consisted
Senior and other debt		$ 1,132	$ 1,787